Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
Other income	$ 1,566	$ 3,137	$ 12
Gain on disposal of subsidiaries	0	3,258	0
Expenses
Depreciation	(50,650)	(30,856)	(7,741)
Electricity charges	(81,605)	(35,753)	(10,978)
Realized gain on financial asset	4,121	0	0
Employee benefits expense	(22,203)	(17,897)	(7,448)
Share-based payments expense	(23,636)	(14,356)	(13,896)
Impairment of assets	0	(105,172)	(167)
Reversal of impairment of assets	108	0	0
Professional fees	(8,079)	(6,271)	(6,807)
Site expenses	(8,657)	(4,544)	(1,821)
Other operating expenses	(21,085)	(14,278)	(9,884)
Gain/(loss) on disposal of property, plant and equipment	43	(6,628)	0
Unrealized loss on financial asset	(3,448)	0	0
Operating profit/(loss)	(26,333)	(153,851)	307
Finance expense	(253)	(16,363)	(425,441)
Interest income	5,831	924	79
Foreign exchange gain/(loss)	(4,747)	(191)	8,009
Loss before income tax expense	(25,502)	(169,481)	(417,046)
Income tax expense	(3,453)	(2,390)	(2,724)
Loss after income tax expense for the year	(28,955)	(171,871)	(419,770)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(338)	(13,641)	(23,553)
Other comprehensive income/(loss) for the year, net of tax	(338)	(13,641)	(23,553)
Total comprehensive loss for the year	$ (29,293)	$ (185,512)	$ (443,323)
Basic earnings per share (in dollars per share)	$ (0.29)	$ (3.14)	$ (10.25)
Diluted earnings per share (in dollars per share)	$ (0.29)	$ (3.14)	$ (10.25)
Bitcoin Mining Revenues
Revenue
Revenue	$ 184,087	$ 75,509	$ 59,037
AI cloud service revenue
Revenue
Revenue	$ 3,105	$ 0	$ 0